Consolidated Statements Of Common Shareholders' Equity (Deficit) And Noncontrolling Interest (FY) - USD ($) $ in Thousands	Total	Corporate Stocks - Common [Member]	Paid In Capital [Member]	AOCI Attributable to Parent [Member]	Accumulated Deficit [Member]	Cumulative Preferred Stock Of Subsidiary [Member]	Indianapolis Power And Light Company	Indianapolis Power And Light Company Corporate Stocks - Common [Member]	Indianapolis Power And Light Company Paid In Capital [Member]	Indianapolis Power And Light Company Accumulated Deficit [Member]	Indianapolis Power And Light Company Cumulative Preferred Stock Of Subsidiary [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding	108,907,000						17,207,000
Equity, Attributable to Noncontrolling Interest						$ 59,784
Other Comprehensive Income (Loss), Net of Tax	$ 14,013			$ 14,013	$ 0
Beginning Balance at Dec. 31, 2020	520,988	$ 0	$ 588,966	(43,420)	(24,558)		$ 1,424,893	$ 324,537	$ 664,886	$ 435,470	$ 59,784
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)	115,969				119,182		147,030
Preferred Stock Dividends, Income Statement Impact	3,213						3,213				3,213
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	(3,213)				(3,213)	(3,213)	(3,213)				(3,213)
Distributions to AES	(131,476)				(115,969)
Contributions from shareholders	275,000		275,000				275,000		275,000
Partners' Capital Account, Return of Capital			(15,507)
Net income	119,182						150,243			150,243
Dividends, Preferred Stock										(3,213)
Return of Capital			(15,500)
Cash dividends declared on common stock							(155,700)			(155,700)
Equity contributions from shareholders	275,000
Other	106		106				107		107
Ending Balance at Dec. 31, 2021	794,600		848,565	(29,407)	(24,558)		1,691,330		939,993	426,800	59,784
Ending Balance at Dec. 31, 2021	794,600						$ 1,691,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest	0
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	$ 119,182
Common Stock, Shares, Outstanding	108,907,000						17,207,000
Equity, Attributable to Noncontrolling Interest						59,784
Other Comprehensive Income (Loss), Net of Tax	$ 51,676			51,676	0
Net income / (loss)	93,117				96,626		$ 126,466
Preferred Stock Dividends, Income Statement Impact	3,509						3,509				3,213
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	(3,213)				(3,213)	(3,213)	(3,213)				(3,213)
Distributions to AES	(101,986)				(68,667)
Contributions from shareholders	253,000		253,000				253,000		253,000
Partners' Capital Account, Return of Capital			(33,319)
Net income	96,626						129,975			129,975
Dividends, Preferred Stock	3,213									(3,213)
Stock Redeemed or Called During Period, Value	(296)				(296)	(59,784)	(296)			(296)	(59,784)
Return of Capital			(33,300)
Cash dividends declared on common stock							(127,200)			(127,200)
Equity contributions from shareholders	253,000
Other	111		111				114		114
Ending Balance at Dec. 31, 2022	1,090,518		1,068,357	22,269	(108)		1,943,710	$ 324,537	1,193,107	426,066	0
Ending Balance at Dec. 31, 2022	1,090,518						$ 1,943,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest	0
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	$ 96,626
Common Stock, Shares, Outstanding	108,907,000						17,207,000	17,207,000
Equity, Attributable to Noncontrolling Interest	$ 0					0	$ 0
Other Comprehensive Income (Loss), Net of Tax	(7,174)			(7,174)
Net income / (loss)	19,115				19,115		28,957			28,957
Distributions to AES	(31,395)
Net income	19,115						28,957
Return of Capital	12,300
Cash dividends declared on common stock							(41,600)			(41,600)
Other	31		31				30		30
Ending Balance at Mar. 31, 2023			1,056,108	15,095	(108)		1,931,097	$ 324,537	1,193,137	413,423
Ending Balance at Mar. 31, 2023	1,071,095
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest	0						0
Other Comprehensive Income (Loss), Net of Tax	7,025			7,025	0
Beginning Balance at Dec. 31, 2022	1,090,518		1,068,357	22,269	(108)		1,943,710	324,537	1,193,107	426,066	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)	83,120				83,120		116,190
Preferred Stock Dividends, Income Statement Impact	0						0				0
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	0						0
Distributions to AES	(104,287)				(57,830)
Contributions from shareholders							0		0
Partners' Capital Account, Return of Capital			(46,457)
Net income	57,027						90,097
Return of Capital			(46,500)
Cash dividends declared on common stock							(140,200)			(140,200)
Proceeds from Noncontrolling Interests	79,347						79,347
Equity contributions from shareholders	0
Other	92		92				92		92
Ending Balance at Dec. 31, 2023	1,129,722		1,021,992	29,294	25,182		1,919,792	$ 324,537	1,193,199	402,056	$ 0
Ending Balance at Dec. 31, 2023	1,076,468						1,973,046
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent							116,190			116,190
Net Income (Loss) Attributable to Noncontrolling Interest	(26,093)						(26,093)
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	$ 83,120
Common Stock, Shares, Outstanding	108,907,000							17,207,000
Equity, Attributable to Noncontrolling Interest							$ 0
Common Stock, Shares, Outstanding	108,907,318						17,206,630	17,207,000
Equity, Attributable to Noncontrolling Interest	$ 53,254					$ 0	$ 53,254
Other Comprehensive Income (Loss), Net of Tax	7,386			7,386
Net income / (loss)	17,162						25,836			25,836
Distributions to AES	(26,720)
Net income	14,610						23,284
Return of Capital			(12,280)
Cash dividends declared on common stock							(27,099)			(27,099)
Other	26		26				25		25
Ending Balance at Mar. 31, 2024	1,124,972		$ 1,022,018	$ 36,680	$ 15,624		1,918,554	$ 324,537	$ 1,193,224	$ 400,793
Ending Balance at Mar. 31, 2024	1,074,322						1,969,204
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest	(2,552)						$ (2,552)
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	$ (2,552)
Common Stock, Shares, Outstanding	108,907,000						17,206,630	17,207,000
Equity, Attributable to Noncontrolling Interest	$ 50,650						$ 50,650